CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Statement of Comprehensive Income [Abstract]
Net Income	¥ 61,321	¥ 82,119	¥ 125,609	¥ 152,719
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(62,494)	1,939	(143,867)	8,320
Net change of debt valuation adjustments	76	(37)	60	(61)
Net change of defined benefit pension plans	(151)	196	(316)	149
Net change of foreign currency translation adjustments	70,976	5,891	185,095	14,932
Net change of unrealized gains on derivative instruments	7,600	1,278	18,531	2,170
Total other comprehensive income	16,007	9,267	59,503	25,510
Comprehensive Income	77,328	91,386	185,112	178,229
Comprehensive Income Attributable to the Noncontrolling Interests	3,615	1,169	13,181	6,719
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	62	0	100	0
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 73,651	¥ 90,217	¥ 171,831	¥ 171,510